Label	Element	Value
Document And Entity Information Elements	hsbcf_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000798290
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hsbcf
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2013
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013